Key Management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Key Management
Salaries and short-term employee benefits	$ 3,794	$ 5,976
Share-based compensation	4,247	7,120
Cost recoveries from associates		(300)
Total Compensation	$ 8,041	$ 12,796